leases	12 Months Ended
Dec. 31, 2019
leases
leases

19   leases

See Note 2(a) for details of significant changes to IFRS-IASB that have been applied effective January 1, 2019.

We have the right of use of land, buildings and equipment under leases. Most of our leases for real estate that we use for office, retail or network (including wireless site) purposes typically have options to extend the lease terms, which we use to protect our investment in leasehold improvements (including wireless site equipment), to mitigate relocation risk and/or which reflect the importance of the underlying real estate right-of-use lease assets to our operations. Judgments about lease terms are determinative of the measurement of right-of-use lease assets and their associated lease liabilities. Our judgment in respect of lease terms for leased real estate utilized in connection with our telecommunications infrastructure, more so than for any other right-of-use lease assets, routinely includes periods covered by options to extend the lease terms, as we are reasonably certain that we will extend such leases.

In the normal course of operations, there are future non-executory cash outflows in respect of leases to which we are potentially exposed and which are not included in our lease liabilities as at the reporting date. A significant, and increasing, portion of our wireless site lease payments have consumer price index-based price adjustments and such adjustments result in future periodic re-measurements of the lease liabilities with commensurate adjustments to the associated real estate right-of-use lease assets (and associated future depreciation amounts); these adjustments would represent our current variable lease payments. As well, we routinely and necessarily commit to leases that have not yet commenced.

As mandated by Innovation, Science and Economic Development Canada, telecommunications companies are obligated to allow, on their real estate assets owned, on their real estate right-of-use lease assets and/or on their owned-equipment situated on real estate right-of-use lease assets, competitors to co-locate telecommunications infrastructure equipment. Of our real estate right-of-use lease assets used for purposes of situating telecommunications infrastructure equipment, approximately one-fifth have subleases that we, as lessor, account for as operating leases.

Maturity analyses of our lease liabilities are set out in Note 4(c) and Note 26(i); the period interest expense in respect thereof is set out in Note 9. The additions to, the depreciation charges for, and the carrying amounts of, right-of-use lease assets are set out in Note 17. We have not currently elected to exclude low-value and short-term leases from lease accounting.

Years ended December 31 (millions)	2019	2018
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$18	$18
Lease payments	$400	$280